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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:     March 31

Date of reporting period:    July 1, 2013- June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Strategic Latin America Fund
Proxy Voting Record for the Period 7/1/13 - 6/30/14

Issuer	Ticher symbol	CUSIP / ISIN	Meeting date	Brief description of vote	Proposed by management or a shareholder	Vote cast	TYPE OF VOTE	Mgmt Rec
Grupo Financiero Banorte	GFNORTEO	MXP370711014	7/3/2013	* Proposal, discussion and, if deemed appropriate, approval regarding the increase of the variable part of the share capital of the company, through	MGM	YES	FOR	FOR
the issuance of unsubscribed shares for placement with the investing public and through a primary public offering, without the preemptive subscription rights being applicable, in accordance with the terms of article 53 of the securities market law, subject to the authorization of the national banking and securities commission

* Proposal, discussion and, if deemed appropriate,approval regarding the primary public offering ofshares representative of the capital of thecompany in Mexico, in united states of Americaand on other, foreign markets, within theframework of the applicable legislation
					MGM	YES	FOR	FOR
				* Designation of delegates who will carry out and formalize the resolutions passed by the general meeting	MGM	YES	FOR	FOR
COMPARTAMOS		MX01CO0P0009	07/19/2013	* Resolutions regarding the appointment orratification, if deemed appropriate, of members ofthe board of directors, classification of theirindependence	MGM	YES	FOR	FOR
				* Designation of delegates	MGM	YES	FOR	FOR
SALFACORP	SALFACOR	CL000000049	08/20/2013
* To establish the placement price, or to delegate to the board of directors the final establishment of the placement price for the 37,400,134 paid,common, nominative shares, with no par value,of Salfacorp S.A. that have not yet been subscribed for and paid in and that correspond to the remainder of the shares that were issued with a charge against the capital increase approved at the extraordinary general meeting of shareholders that was held on March 9, 2011
					MGM	YES	FOR	FOR
				* The passage of all the other resolutions that maybe conducive or necessary to carry out that whichis described above	MGM	YES	FOR	FOR
Constructora Conconcreto	CONCONCB	COF02PA00039	08/29/2013	* Verification of the quorum and notice regarding legal restriction	MGM	YES	FOR	FOR
				* Reading and approval of the agenda	MGM	YES	FOR	FOR
				* Appointment of the committee to review and approve the general meeting minutes	MGM	YES	FOR	FOR
				* Appointment of one member of the board of directors due to the resignation of Ms. Luisa Fernanda Lafaurie de Rivera	MGM	YES	FOR	FOR
Luz del Sur	LUSURC	PEP702521001	09/25/2013	* Voluntary revaluation of the fixed assets	MGM	YES	FOR	FOR
				* Designation of representatives to sign the minutes	MGM	YES	FOR	FOR
Grupo Financiero Banorte	GFNORTEO	MXP370711014	10/14/2013	* Discussion and, if deemed appropriate, approvalof a proposal to pay a cash dividend in theamount of MXN 0.7852 per share	MGM	YES	FOR	FOR

* Report from the board of directors of the company regarding the number of shares actually subscribed for and paid in through the primary public offering of shares representative of the capital of the company and of the consequent share capital increase paid in to the company,which capital increase paid in to the company,which was approved at an extraordinary general meeting of shareholders that was held on July 3,2013
					MGM	YES	FOR	FOR
				* Report from the outside auditor regarding the tax situation of the company	MGM	YES	FOR	FOR
				* Designation of a delegate or delegates toformalize and carry out, if deemed appropriate,the resolutions passed by the general meeting	MGM	YES	FOR	FOR
MEXICHEM	MEXCHEM	MX01ME050007	11/11/2013
* Proposal, discussion and, as the case may be, approval for the payment of a dividend in cash infavor of the company's shareholders, up to the amount of MXN0.50 (fifty cents) per share.resolutions in connection there to
					MGM	YES	FOR	FOR
				* Proposal, discussion and, as the case may be,approval of the company's merger as merging company and one or more of its subsidiaries as merged companies. resolutions in connection there to	MGM	YES	FOR	FOR

* Proposal, discussion and, as the case may be,approval of the amendment to article third of the corporate bylaws regarding the corporate purpose, derived from the merger referred to in the preceding item. resolutions in connectiont here to
					MGM	YES	FOR	FOR
				* Designation of delegates to comply with and formalize the resolutions adopted by the meeting	MGM	YES	FOR	FOR
Banco Santander Chile	BSAC	CLP1506A1070	12/5/2013
* To vote regarding the offer from BancoSantander S.A. to Banco Santander, Chile, for the purchase of the shares issued by the  subsidiary of the latter that is called SantanderAsset Management S.A. Administradora Generalde Fondos and the signing of an agreement for the provision of the services of a fund quotaplacement agent between this bank and the mentioned administrator
					MGM	YES	FOR	FOR
				* To give an accounting of the transactions that are referred to in Title XVI of Law 18,046	MGM	YES	FOR	FOR
				* To pass the other resolutions and grant the authority that may be necessary to fulfill and carry out the resolutions that are passed at this general meeting	MGM	YES	FOR	FOR
Industrias Bachoco	BACHOCOB	MX01BA1D0003	12/6/2013	* Presentation and, if deemed appropriate,approval of a proposal regarding dividends.Resolutions in this regard	MGM	YES	FOR	FOR
Arca Continental	AC	MX01AC100006	12/11/2013
* Proposal and, if deemed appropriate, approval of the declaration and payment of a cash dividend,in domestic currency, for the amount of MXN1.50 for each one of the shares in circulation,resolutions in this regard

* Appointment of delegates
* Reading and, if deemed appropriate, approval of the general meeting minutes
COMPARTAMOS	COMPARC	MX01CO0P0009	12/16/2013	* Resolutions regarding the change of the name of the company and the consequent amendment of its corporate bylaws	MGM	YES	FOR	FOR
				* Designation of delegates	MGM	YES	FOR	FOR
				* Resolutions regarding the payment of a dividend	MGM	YES	FOR	FOR
Grupo Financiero Banorte	GFNORTEO	MXP370711014	12/20/2013
* Discussion and, if deemed appropriate, approval of a proposal to amend the first resolution passed at the annual general meeting of shareholders that was held on October 14, 2013, for the purpose of anticipating the payments of the dividends scheduled to be settled on January 23,2014, and April 23, 2014, in the amount of MXN0.1963 per share, each, to no later thanDecember 31, 2013
					MGM	YES	FOR	FOR
				* Designation of a delegate or delegates to formalize and carry out, if deemed appropriate,the resolutions that are passed by the general meeting	MGM	YES	FOR	FOR
Corp Inmobiliaria Vesta	VESTA	MX01VE0M0003	03/13/2014
* Presentation and, if deemed appropriate,approval of the report from the general director that was prepared in accordance with article 172of the general mercantile companies law andarticle 44, part xi, of the securities market law and the opinion of the board of directors in this regard
					MGM	YES	FOR	FOR
				* Presentation and, if deemed appropriate,approval of the audited and consolidated financial statements of the company that were prepared for the fiscal year that ended on December 31,2013	MGM	YES	FOR	FOR

* Presentation and, if deemed appropriate,approval of the declaration and payment of a cash dividend, take into account the dividend policy that is in effect and the recommendation from the board of directors
					MGM	YES	FOR	FOR

* Presentation and, if deemed appropriate,approval of the report from the board of directors that is referred to in line E of part iv of article 28 of the securities market law and article 172, lineB, of the general mercantile companies law, in which are contained the main accounting and information policies and criteria that were followed in the preparation of the financialinformation of the company, as well as regarding the transactions and activities in which the board of directors has intervened in accordance with the securities market law
					MGM	YES	FOR	FOR
				* Report regarding the fulfillment of the tax obligations of the company	MGM	YES	FOR	FOR

* Presentation and, if deemed appropriate,approval of the report from the audit committee,from the corporate practices committee, from theinvestment committee, from the ethics committeeand from the corporate responsibility andenvironmental committee, for the fiscal year thatended on December 31, 2013
					MGM	YES	FOR	FOR

* Discussion and, if deemed appropriate,ratification or appointment of the members who will make up the board of directors of the company, as well as of the chairpersons of the audit and corporate practices committees, for the 2014 fiscal year
					MGM	YES	FOR	FOR
				* Discussion and, if deemed appropriate,determination of the compensation that will be paid to the members of the board of directors and of the committees of the company during the 2014 fiscal year	MGM	YES	FOR	FOR

* Report regarding the cancellation of the shares,of a single series, that are representative of the variable portion of the share capital of the company, that were not the object of subscription and payment in the public offering for the subscription of shares that was conducted by the company in July 2013, resolutions in this regard,in accordance with that which is resolved on atthe general meeting that was held on May 30,2013
					MGM	YES	FOR	FOR
				* Revocation of authority	MGM	YES	FOR	FOR
				* Designation of special delegates of the general meeting	MGM	YES	FOR	FOR
Empresa de Distribucion	EDELNOC	PEP701011004	03/18/2014
* To vote regarding the corporate managementand the economic results from the 2013 fiscal year that are stated in the annual report and in the audited financial statements from the fiscalyear that ended on December 31, 2013
					MGM	YES	FOR	FOR
Electrica de Lima Norte				* To vote regarding the allocation of the profit obtained during the 2013 fiscal year	MGM	YES	FOR	FOR
				* To delegate to the board of directors the authorityto approve the interim financial statements for the2014 fiscal year	MGM	YES	FOR	FOR
				* To approve the dividend policy for the 2014 fiscal year	MGM	YES	FOR	FOR

* To delegate to the board of directors the authority to resolve on the payment of interim dividendsfrom the profit that comes to be obtained duringthe 2014 fiscal year, in accordance with the dividend policy that is approved
					MGM	YES	FOR	FOR
				* To delegate to the board of directors the authorityto designate the outside auditors for the 2014 fiscal year	MGM	YES	FOR	FOR
				* To elect the members of the board of directors forthe 2014 fiscal year and to establish theircompensation	MGM	YES	FOR	FOR
Wal Mart de Mexico	WALMEXV	MXP810081010	03/20/2014	* Presentation, discussion and, if deemedappropriate, approval of the report: from theboard of directors	MGM	YES	FOR	FOR
				* Presentation, discussion and, if deemedappropriate, approval of the report: from thedirector general	MGM	YES	FOR	FOR
				* Presentation, discussion and, if deemedappropriate, approval of the report: from the auditand corporate practices committees	MGM	YES	FOR	FOR
				* Presentation, discussion and, if deemedappropriate, approval of the report: regarding thefulfillment of the tax obligations	MGM	YES	FOR	FOR
				* Presentation, discussion and, if deemedappropriate, approval of the report: regarding thestock plan for personnel	MGM	YES	FOR	FOR

* Presentation, discussion and, if deemed appropriate, approval of the report: regarding the status of the fund for the purchase of shares of the company and of the shares of the company that were purchased during 2013
					MGM	YES	FOR	FOR
				* Presentation, discussion and, if deemedappropriate, approval of the report: of the Walmart de Mexico Foundation	MGM	YES	FOR	FOR
				* Discussion and, if deemed appropriate, approval of the audited, consolidated financial statementsto December 31, 2013	MGM	YES	FOR	FOR

* Discussion and, if deemed appropriate, approval of the plan for the allocation of results for the period from January 1 through December 31,2013, and, if deemed appropriate, for the payment of dividends
					MGM	YES	FOR	FOR
				* Discussion and, if deemed appropriate, approval of the plan to cancel shares of the company that were purchased by the company and that are currently held in treasury	MGM	YES	FOR	FOR

* Appointment or ratification of the members of the board of directors, of the chairpersons of the audit and corporate practices committees and of the compensation that they are to receive duringthe current fiscal year
					MGM	YES	FOR	FOR

* Discussion and, if deemed appropriate, approvalof the resolutions that are contained in the minutes of the general meeting that was held and the designation of special delegates who will execute the resolutions that are passed
					MGM	YES	FOR	FOR
GRUMA	GRUMAB	MXP4948K1056	03/21/2014
* Presentation and, if deemed appropriate,approval of a plan for Gruma, Sociedad AnonimaBursatil de Capital Variable, to sign a merger agreement with its subsidiary Investigacion de Tecnologia Avanzada, Sociedad Anonima deCapital Variable, by virtue of which the latter will be the company being merged and the former will be the company conducting the merger or the surviving company
					MGM	YES	FOR	FOR
				* Designation of special delegates who will carryout and formalize the resolutions that are passed by the general meeting	MGM	YES	FOR	FOR
				* Preparation, reading and, if deemed appropriate,approval of the minutes that are prepared basedon the general meeting	MGM	YES	FOR	FOR
Grupo Argos	GRUPOARG	COT09PA00035	03/26/2014	* Verification of the quorum	MGM	YES	FOR	FOR
				* Reading and approval of the agenda	MGM	YES	FOR	FOR
				* Designation of a committee for the approval of the minutes	MGM	YES	FOR	FOR
				* Joint annual report from the board of directors and from the president	MGM	YES	FOR	FOR
				* Presentation of the financial statements to December 31, 2013	MGM	YES	FOR	FOR
				* Report from the auditor	MGM	YES	FOR	FOR
				* Approval of the joint annual report from the board of directors and the president and of the financial statements to December 31, 2013	MGM	YES	FOR	FOR
				* Presentation and approval of the plan for the distribution of profit	MGM	YES	FOR	FOR
				* Approval of the allocation for a social benefit	MGM	YES	FOR	FOR
				* Presentation of the action plan for the process of converging with the international financial reporting standards	MGM	YES	FOR	FOR
				* Election of the board of directors	MGM	YES	FOR	FOR
				* Allocation of compensation for the members of the board of directors	MGM	YES	FOR	FOR
				* Allocation of compensation for the auditor	MGM	YES	FOR	FOR
				* Proposals presented by the shareholders	MGM	YES	FOR	FOR
Ferreycorp *	FERREYC1	PEP736001004	03/26/2014	* Examination and approval of the 2013 annualreport, which includes the analysis and discussion of the financial statements	MGM	N/A	N/A	N/A
				* Distribution of profit from the 2013 fiscal year	MGM	N/A	N/A	N/A
				* Capitalization of freely available profit and of additional capital and the consequent amendment of article 5 of the corporate bylaws in regard to the share capital	MGM	N/A	N/A	N/A
				* Appointment of the outside auditors for the 2014 fiscal year : Ernst & Young	MGM	N/A	N/A	N/A
				* Re-election of Mr. Oscar Espinosa Bedoya asmember of the board of directors for FerreycorpS.A.A., for the period from 2014 through 2017	MGM	N/A	N/A	N/A
				* Re-election of Mr. Carlos Ferreyros Aspillaga asmember of the board of directors of FerreycorpS.A.A., for the period from 2014 through 2017	MGM	N/A	N/A	N/A
				* Re-election of Mr. Eduardo Montero Aramburu,as member of the board of directors ofFerreycorp S.A.A., for the period from 2014through 2017	MGM	N/A	N/A	N/A
				* Re-election of Mr. Juan Manuel Pena Roca, asmember of the board of directors of FerreycoS.A.A., for the period from 2014 through 2017	MGM	N/A	N/A	N/A
				* Re-election of Mr. Andreas Vonwedemeyer Knigge, as member of the board of directors of Ferreycorp S.A.A., for the period from 2014 through 2017	MGM	N/A	N/A	N/A
				* Re-election of Mr. Manuel Bustamente Olivares,as member of the board of directors ofFerreycorp S.A.A., for the period from 2014through 2017	MGM	N/A	N/A	N/A
				* Re-election of Mr. Raul Ortiz De Zevallos Ferrand, as member of the board of directors ofFerreycorp S.A.A., for the period from 2014through 2017	MGM	N/A	N/A	N/A
				* Re-election of Mr. Aldo Defilippi Traverso as member of the board of directors of FerreycorpS.A.A., for the period from 2014 through 2017	MGM	N/A	N/A	N/A
				* Re-election of Mr. Ricardo Bricenovillena as member of the board of directors of Ferreycorp of S.A.A., on behalf of the PFAS, for the period from2014 through 2017	MGM	N/A	N/A	N/A
				* Re-election of Ms. Carmen Rosa Graham Ayilonas member of the board of directors of Ferreycorp S.A.A., on behalf of the PFAS, for theperiod from 2014 through 2017	MGM	N/A	N/A	N/A
				* Delegation of authority to sign public and orprivate documents	MGM	N/A	N/A	N/A
Alicorp	ALICORC	PEP214001005	03/27/2014	* Review and approval of the annual report and individual and consolidated financial statementsfor the 2013 fiscal year	MGM	YES	FOR	FOR
				* Designation of outside auditors for the 2014 fiscal year	MGM	YES	FOR	FOR
				* Determination of the compensation for the board of directors	MGM	YES	FOR	FOR
				* To resolve regarding the allocation of profit	MGM	YES	FOR	FOR

* Approval of the plan for a simple reorganizationbetween Alicorp S.A.A. and Vitapro S.A. through the transfer by Alicorp S.A.A. to Vitapro S.A. of an asset block related to the animal nutrition  business
					MGM	YES	FOR	FOR

* Approval of the simple merger plan betweenAlicorp S.A.A., Industria Nacional De ConservasAlimenticias S.A. and Farmington EnterprisesS.A. through the absorption of Industria NacionalDe Conservas Alimenticias S.A. and Farmingtonenterprises S.A. into Alicorp S.A.A
					MGM	YES	FOR	FOR
Luz del Sur Lima	LUSURC1	PEP702521001	03/27/2014	* Approval of the annual report and financial statements from the fiscal year that ended onDecember 31 2013	MGM	YES	FOR	FOR
				* Allocation of profit	MGM	YES	FOR	FOR
				* Election of the board of director's for the period from 2014 through 2015	MGM	YES	FOR	FOR
				* Designation of outside auditors for the 2014 fiscal year	MGM	YES	FOR	FOR
				* Compensation of the board of director's	MGM	YES	FOR	FOR
				* Dividend policy	MGM	YES	FOR	FOR
				* Designation of representatives to sign the minutes	MGM	YES	FOR	FOR
Banco de Chile	CHILE	CLP0939W1081	03/27/2014
* Among other matters, to propose the capitalization of 30pct of the net profit availablefor allocation of the bank concerning to the period 2013, through the issue of paid up shares, no par shares, with a value of CLP 64.56 per Banco DeChile share, distributed among stockholders at the rate of 0.02312513083 shares per each Banco De Chile share, and to adopt the necessary agreements subject to the exercisingof the options provided in article 31 of the law19,396
					MGM	YES	FOR	FOR
				* To modify article fifth of the bylaws concerning the capital and stocks of the bank, and the first provisional article of the bylaws	MGM	YES	FOR	FOR
				* To adopt the other agreements necessary to legalize and enforce the reforms of bylaws to be agreed	MGM	YES	FOR	FOR
Constructora Conconcreto	CONCONC	COF02PA00039	03/27/2014	* Verification of the quorum and notice regarding legal restriction	MGM	YES	FOR	FOR
				* Reading and approval of the agenda	MGM	YES	FOR	FOR
				* Appointment of the committee to review andapprove the general meeting minutes	MGM	YES	FOR	FOR
				* Reading of the annual report from the board of directors and the office of the president Regarding the 2013 fiscal year	MGM	YES	FOR	FOR
				* Reading of the individual and consolidated balance sheet to December 31, 2013, and the other financial statements	MGM	YES	FOR	FOR
				* Reading of the appendices required by article446 of the commercial code	MGM	YES	FOR	FOR
				* Reports from the auditor	MGM	YES	FOR	FOR
				* Proposal regarding the closing of the accounts from the fiscal year and approval of the balance sheet and of the other financial statements	MGM	YES	FOR	FOR
				* Proposal regarding the distribution of profit	MGM	YES	FOR	FOR
				* Consideration regarding a partial amendment of the bylaws, article 5, authorized capital	MGM	YES	FOR	FOR
				* Establishment of compensation for the board ofdirectors and auditor	MGM	YES	FOR	FOR
				* Proposals and various	MGM	YES	FOR	FOR
Grupo de Inversiones	GRUPOSUR	COT13PA00011	03/27/2014	* Verification of the quorum	MGM	YES	FOR	FOR
Suramericana				* Reading and approval of the agenda	MGM	YES	FOR	FOR
				* Election of the committee for the approval of the minutes and to count the votes, if required	MGM	YES	FOR	FOR
				* Annual report from the board of directors and from the president	MGM	YES	FOR	FOR
				* Presentation of the financial statements with a cutoff date of December 31, 2013	MGM	YES	FOR	FOR
				* Report from the auditor	MGM	YES	FOR	FOR

* Approval of the reports from the board of the board of directors and the president, from the directors and the president, from the auditor and of the financial statements with a cutoff date of December 31, 2013
					MGM	YES	FOR	FOR

* Presentation and approval of the plan for the distribution of profit: Cash dividend of COP 390per share. Such dividend will be paid in four instalments at a rate of COP 97,50 on April 2014,July 2014, October 2014 and January 2015
					MGM	YES	FOR	FOR
				Election of the board of directors	MGM	YES	FOR	FOR
				* Election of the auditor	MGM	YES	FOR	FOR
				* Establishment of compensation for the board ofdirectors and the auditor for the period from 2014 through 2015	MGM	YES	FOR	FOR
				* Termination of the use of physical stock certificates for the common shares of the company	MGM	YES	FOR	FOR
				* Amendment of the corporate bylaws	MGM	YES	FOR	FOR
				* Other proposals and various	MGM	YES	FOR	FOR
Empresa de Energia de	EEB	COE01PA00026	03/27/2014	* National anthem of the republic of Colombia	MGM	YES	FOR	FOR
Bogota				* Anthem of Bogota, D.C.	MGM	YES	FOR	FOR
				* Report on the registration and validation of those in attendance. Verification of the quorum	MGM	YES	FOR	FOR
				* Appointment of the committee to draft and approve the minutes of the general meeting	MGM	YES	FOR	FOR
				* Appointment of the chairperson of the general meeting	MGM	YES	FOR	FOR
				* A few words from the chairperson of the general meeting	MGM	YES	FOR	FOR
				* Report on the good governance code	MGM	YES	FOR	FOR

* Consideration of the annual report, specialbusiness group report, EEB and consolidatedfinancial statements, report on financial statusand the opinion of the auditor for the period thatran from January 1 to December 31, 2013
					MGM	YES	FOR	FOR
				* Consideration of the plan for the distribution of profit and payment of dividends	MGM	YES	FOR	FOR
				* Consideration of the financing strategy for Eebis Guatemala	MGM	YES	FOR	FOR
				* Designation of the EEB auditor	MGM	YES	FOR	FOR
				* Election of the members of the board of directors of Empresa de Energia de Bogota S.A. Esp	MGM	YES	FOR	FOR
				* Proposals and various	MGM	YES	FOR	FOR
Banco de Chile	CHILE	CLP0939W1081	03/27/2014	* Approval of Annual Report, Balance Sheet,Financial Statement and Report of externalauditors of Banco de Chile, for the year 2013	MGM	YES	FOR	FOR

* The distribution of the distributable net income forthe year ended December 31, 2013 and approvalof the Dividend number 202 of CLP3.48356970828 per every "Banco de Chile"shares corresponding to 70% of suchdistributable net income. Said dividend, ifapproved, will be payable after such meeting, atthe Bank's principal offices
					MGM	YES	FOR	FOR
				* Appointment of the Board of Director's	MGM	YES	FOR	FOR
				* Directors' remuneration	MGM	YES	FOR	FOR
				Directors and Audit Committee's remuneration and approval of its budget	MGM	YES	FOR	FOR
				Nomination of external auditors	MGM	YES	FOR	FOR
				Directors and Audit Committee report	MGM	YES	FOR	FOR
				* Information with respect of related transactionspursuant Chilean Corporation Law (Ley sobreSociedades Anonimas)	MGM	YES	FOR	FOR
				* Other matters pertinent to General OrdinaryShareholders Meetings according to ChileanCorporate law and to the Bank's by-laws	MGM	YES	FOR	FOR
Graña y Montero	GRAMONC1	PEP736581005	03/28/2014	* Approval of the annual report, approval of theannual corporate governance report and audited,individual and consolidated financial statementsfrom the 2013 fiscal year	MGM	YES	FOR	FOR
				* Allocation of results from the 2013 fiscal year	MGM	YES	FOR	FOR
				* Compensation for the board of directors	MGM	YES	FOR	FOR
				* Designation of outside auditors for the 2014 fiscal year	MGM	YES	FOR	FOR
				* Election of the board of directors for the periodfrom 2014 through 2017	MGM	YES	FOR	FOR
Grupo Nutresa	NUTRESA	COT04PA00028	03/28/2014	* Quorum verification and approval of the agenda	MGM	YES	FOR	FOR
				* Designation of committee for minutes of the meetings approval	MGM	YES	FOR	FOR
				* Reports of the board and President of Corporation	MGM	YES	FOR	FOR
				* Presentation of financial statements at December 31, 2013	MGM	YES	FOR	FOR
				* Reports of the statutory auditor on the financial statements	MGM	YES	FOR	FOR
				* Approval of the administration reports and	MGM	YES	FOR	FOR
				* Approval of the administration reports and financial statements	MGM	YES	FOR	FOR
				* Profit distribution project cash dividend of COP36 per share. such dividend will be paid on amonthly basis from March 2014 to March	MGM	YES	FOR	FOR
				Inform of Implementation Plan for IFRS in compliance with Decree 2784	MGM	YES	FOR	FOR
				Propositions and several	MGM	YES	FOR	FOR
Banco Continental	CONTINC1	PEP116001004	03/31/2014	* Approval of the individual and consolidatedfinancial statements, annual report and corporatemanagement for the 2013 fiscal year	MGM	YES	FOR	FOR
				* Approval of the opinion and report from theoutside auditors for the 2013 fiscal year	MGM	YES	FOR	FOR
				* Designation of outside auditors for the 2014 fiscal year	MGM	YES	FOR	FOR
				* Proposal for the allocation of profit	MGM	YES	FOR	FOR
				* Capital increase through the capitalization of profit and voluntary reserves, the establishmentof a legal reserve and the amendment of article 5of the bylaws	MGM	YES	FOR	FOR
				* Determination of the number of members of the board of directors, election of the board of directors and the determination of compensationof the board of directors	MGM	YES	FOR	FOR
				* Delegation to the board of directors of the authority contained in article 184, letter a, line 2,of law 26,702	MGM	YES	FOR	FOR

* To approve the issuance of bonds not convertibleinto shares during the 2014 fiscal year and todelegate to the board of directors the authority to decide on the time of the issuance, the amount,the type of bond to be issued and the other conditions of the issuance
					MGM	YES	FOR	FOR
				* Amendment of article 9 of the corporate bylaws inreference to no longer using physical sharecertificates	MGM	YES	FOR	FOR
				* Approval of the rules for the general meeting of shareholders	MGM	YES	FOR	FOR
Arca Continental	AC	MX01AC100006	9/4/2014
* Presentation and, if applicable approval of the I.Report of the chief executive officer in accordance with article 44, subsection xi, of the securities market law, accompanied by the independent auditors report in connection with the operations and results for the fiscal year ended the December 31, 2013, as well as of the board of directors opinion of the content of such report, II. Report of the board of directors in accordance with article 172, sub section b, of the general corporation's law as well as the report of the activities and operations in which the board of directors intervened in accordance with the securities market law, III. Annual report of the president of the audit committee of the company and corporate practices committee. Lecture in accordance of the tax compliance
					MGM	YES	FOR	FOR
				* Proposal in connection to the application results from the income account for the fiscal year 2013	MGM	YES	FOR	FOR
				* Proposal to approve the maximum amount that may be used by the company to repurchase own shares	MGM	YES	FOR	FOR

* Appointment of the members of the board of directors of the company once qualified as independent pursuant to article 26 of the securities market law and the determination of their corresponding compensation. Resolutions thereof and election of secretaries
					MGM	YES	FOR	FOR
				* Compensation of different committees of the board of directors of the company as well as appointment of the presidents of the audit committee and the corporate practices committee of the company	MGM	YES	FOR	FOR
				* Designation of delegates	MGM	YES	FOR	FOR
				* Lecture and approval the act of the meeting	MGM	YES	FOR	FOR
Grupo aeropuertario del	OMAB	MX01OM000018	10/4/2014
* Presentation of the reports from the board of Directors in accordance with the terms of article28, part IV, lines D and E, and article 56 of the securities market law, in regard to the fiscal year that ended on December 31, 2013
					MGM	YES	FOR	FOR
Centro Norte
* Presentation of the report from the general Director and the opinion of the outside Auditor that are referred to in article 28, part IV, line B, of the securities market law, in regard to the fiscal year that ended on December 31, 2013
					MGM	YES	FOR	FOR

* Presentation of the reports and opinions that are referred to in article 28, part IV, lines A and C, ofthe securities market law, with the inclusion of the tax report that is referred to in article 86, part XX,of the income tax law
					MGM	YES	FOR	FOR
				* Discussion, approval and, if deemed appropriate,amendment of the reports that are referred to initem I and II above. resolutions in this regard	MGM	YES	FOR	FOR
				* Allocation of results, increase of reserves and approval of the amount of the funds allocated to the acquisition of shares of the company.resolutions in this regard	MGM	YES	FOR	FOR

* Discussion and approval, if deemed appropriate,of a proposal to appoint and ratify members of the board of Directors and chairpersons of the audit and corporate practices, finance, planningand sustainability committees. resolutions in this regard
					MGM	YES	FOR	FOR
				* Discussion and approval, if deemed appropriate,of the proposal for the payment of compensationto members of the board of Directors and supportcommittees. resolutions in this regard	MGM	YES	FOR	FOR

* Discussion and approval, if deemed appropriate,of a proposal from the board of Directors to decrease the minimum or fixed share capital through the reimbursement of contributions to the shareholders, without decreasing the total number of shares representative of the sharecapital and, if deemed appropriate, to amend the text of article 6 of the corporate bylaws of the company. resolutions in this regard
					MGM	YES	FOR	FOR
				* Designation of special delegates. resolutions in this regard	MGM	YES	FOR	FOR
Corp Inmobiliaria Vesta	VESTA	MX01VE0M0003	10/4/2014	* Report regarding the fulfillment of the tax obligations of the company	MGM	YES	FOR	FOR

* Proposal, discussion and, if deemed appropriate,designation of the members who will make up the board of directors of the company, as well as of the chairpersons of the audit and corporate practices committees, during the 2014 fiscal year,resolutions in this regard
					MGM	YES	FOR	FOR

* Proposal, discussion and, if deemed appropriate,determination of the compensation payable to themembers of the board of directors and of thecommittees of the company during the 2014fiscal year, resolutions in this regard
					MGM	YES	FOR	FOR

* Report regarding the cancellation of the shares,of a single series, that are representative of the variable portion of the share capital of the company, which were not subscribed for and paid in under the public offering for the subscription of shares that was carried out by the company in July 2013, resolutions in this regard, in accordance with that which was resolved on at the general meeting that was held on May 30,2013
					MGM	YES	FOR	FOR
				* Designation of special delegates from the general meeting	MGM	YES	FOR	FOR
CAP SA **	CAP	CLP256251073	04/15/2014	* TO VOTE REGARDING THE ANNUAL REPORT AND THE FINANCIAL STATEMENTS FROM THE 2013 FISCAL YEAR, TO TAKE COGNIZANCE OF THE STATUS OF THECOMPANY AND THE REPORTS FROM THE OUTSIDE AUDITORS	MGM	YES	FOR	FOR
				* DIVIDEND POLICY AND DISTRIBUTION	MGM	YES	FOR	FOR
				* DESIGNATION OF OUTSIDE AUDITORS	MGM	YES	FOR	FOR
				* ELECTION OF THE BOARD OF DIRECTORS	MGM	YES	FOR	FOR
				* COMPENSATION FOR THE MEMBERS OF THE BOARD OF DIRECTORS	MGM	YES	FOR	FOR
				* ANNUAL MANAGEMENT REPORT FROM THE COMMITTEE OF DIRECTORS,COMPENSATION OF ITS MEMBERS AND EXPENSE BUDGET FOR THE FUNCTIONING OF THAT COMMITTEE	MGM	YES	FOR	FOR
				* APPOINTMENT OF RISK RATING AGENCIES	MGM	YES	FOR	FOR
				* OTHER MATTERS OF CORPORATE INTEREST THAT ARE WITHIN THE AUTHORITY OF THE GENERAL MEETING	MGM	YES	ABSTEIN	FOR
Industrias Bachoco	BACHOCOB	MX01BA1D0003	04/23/2014
* Presentation and, if deemed appropriate,approval of a. The report from the general director, accompanied by the opinion of the outside auditor of the company, regarding the fiscal year that ended on December 31, 2013, aswell as the opinion of the board of directors regarding the content of that report, b. The report from the board of directors that contains the main accounting and information policies and criteria followed in the preparation of the financialinformation of the company, and information regarding the transactions and activities in which the board of directors of the company has intervened, c. The audited financial statements of the company to December 31, 2013, d. The annual report regarding CONTD
					MGM	YES	FOR	FOR

* Presentation of the report regarding the fulfillmentof the tax obligations from the last fiscal year that are the responsibility of the company, in accordance with that which is provided for in partXIX of article 76 of the income tax law.Resolutions in this regard
					MGM	YES	FOR	FOR

* Presentation and, if deemed appropriate,approval of the report from the board of directors of the company regarding the policies for the acquisition and placement of shares of the company and presentation and, if deemed appropriate, approval of the maximum amount of funds that can be allocated to the purchase of shares of the company for the 2014 fiscal year.Resolutions in this regard
					MGM	YES	FOR	FOR
				* Appointment or, if deemed appropriate,ratification of the members of the board of directors of the company and of the secretary of the board of directors. Resolutions in this regard	MGM	YES	FOR	FOR
				* Appointment or, if deemed appropriate,ratification of the chairperson and of the members of the audit and corporate practices committee of the company. Resolutions in this regard	MGM	YES	FOR	FOR

* To determine the compensation for the members of the board of directors of the company and forthe secretary of the board of directors, as well asof the chairperson and members of the audit and corporate practices committee of the company.Resolutions in this regard
					MGM	YES	FOR	FOR

* Designation of special delegates of the companyto attend the general meetings of shareholders of the subsidiaries of the company, as well as to carry out, formalize and record in the public registry of commerce the resolutions that are passed by this general meeting. Resolutions in this regard
					MGM	YES	FOR	FOR
COLBUN	COLBUN	CLP3615W1037	04/23/2014	* Examination of the status of the company and report from the outside auditors and from the accounts.	MGM	YES	FOR	FOR
				* Approval of the annual report and financial statements to December 31, 2013	MGM	YES	FOR	FOR
				* Distribution of profit and payment of dividends	MGM	YES	FOR	FOR
				* Approval of the investment and financing policy of the company	MGM	YES	FOR	FOR
				* Policies and procedures regarding profit and dividends	MGM	YES	FOR	FOR
				* Designation of outside auditors for the 2014 fiscal year	MGM	YES	FOR	FOR
				* Designation of accounts inspectors and their compensation	MGM	YES	FOR	FOR
				* Establishment of the compensation of the members of the board of directors	MGM	YES	FOR	FOR
				* Report on the activities of the committee of directors	MGM	YES	FOR	FOR
				* Establishment of the compensation of the committee of directors and determination of its budget	MGM	YES	FOR	FOR
				* Information regarding resolutions of the board of directors that are related to acts and contracts that are governed by title XVI of law number18,046	MGM	YES	FOR	FOR
				* Other matters of corporate interest that are within the authority of the general meeting	MGM	YES	FOR	FOR
Gentera	GENTERA	MX01GE0E0004	04/24/2014
* RESOLUTIONS REGARDING THE REPORTS CONCERNING THE FISCAL YEAR THAT ENDED ON DECEMBER 31, 2013, IN ACCORDANCE WITH THE TERMS OF THAT WHICH IS PROVIDED FOR IN ARTICLE 172 OF THE GENERAL MERCANTILE COMPANIES LAW AND ARTICLE 28, PART IV, OF THE SECURITIES MARKET LAW
					MGM	YES	FOR	FOR
				* RESOLUTIONS IN REGARD TO THE ALLOCATION OF RESULTS FROM THE 2013 FISCAL YEAR	MGM	YES	FOR	FOR
				* RESOLUTIONS REGARDING THE REPORT CONCERNING THE STATUS OF THE FUND FOR THE ACQUISITION OF SHARES OF THE COMPANY	MGM	YES	FOR	FOR
				* REPORT REGARDING THE FULFILLMENT OF THE TAX OBLIGATIONS THAT ARE THE RESPONSIBILITY OF THE COMPANY, IN ACCORDANCE WITH THAT WHICH IS PROVIDED FOR IN ARTICLE 86, PART XX, OFTHE INCOME TAX LAW	MGM	YES	FOR	FOR

* RESOLUTIONS REGARDING THE ELECTION OR RATIFICATION, IF DEEMED APPROPRIATE, OF MEMBERS OF THE BOARD OF DIRECTORS, OF THE CHAIRPERSONS OF THE AUDIT AND CORPORATE PRACTICES COMMITTEES, AS WELL AS THE DETERMINATION OF THEIR COMPENSATION, CLASSIFICATION OF INDEPENDENCE
					MGM	YES	FOR	FOR
				* RESOLUTIONS REGARDING THE APPOINTMENT OR RATIFICATION, IF DEEMED APPROPRIATE, OF THE CHAIRPERSON OF THE BOARD OF DIRECTORS, SECRETARY AND VICE SECRETARY OF THE SAME	MGM	YES	FOR	FOR
				* DESIGNATION OF DELEGATES	MGM	YES	FOR	FOR
Gruma	GRUMAB	MXP4948K1056	04/25/2014
* Presentation of the reports that are referred to in Article 28, part iv, of the securities market lawand article 19, part iv, of the corporate bylaws, for the fiscal year that ended on December 31, 2013,including the financial statements of Gruma,S.A.B. de C.V. for the period that ran from January 1 to December 31, 2013, for discussion and, if deemed appropriate, approval
					MGM	YES	FOR	FOR
				* Reading of the report regarding the fulfillment of the tax obligations that is referred to in article 76,part XIX, of the income tax law	MGM	YES	FOR	FOR
				* Proposal and, if deemed appropriate, approval of the allocation of the results from the period mentioned in item I above	MGM	YES	FOR	FOR

* Proposal to establish the maximum amount of funds to allocate the purchase of shares of the company and the report regarding the transactions conducted with shares of the company during the 2013 fiscal year
					MGM	YES	FOR	FOR

* Election of the members of the board of directors and the secretary, both full and alternate,classification of the independence of the members of that corporate body who have been proposed as independent members and the determination of their compensation
					MGM	YES	FOR	FOR
				* Election of the chairpersons of the audit and corporate practices committees of the company	MGM	YES	FOR	FOR
				* Designation of special delegates who will carryvout and formalize the resolutions that are passed by the general meeting	MGM	YES	FOR	FOR
				* Preparation, reading and, if deemed appropriate approval of the minutes that are prepared	MGM	YES	FOR	FOR
Grupo Financiero Banorte	GFNORTEO	MXP370711014	04/25/2014	* PRESENTATION AND, IF DEEMED APPROPRIATE, APPROVAL OF THE REPORTS THAT ARE REFERRED TO IN PART IV OF ARTICLE 28 OF THE SECURITIES MARKET LAW FOR THE FISCAL YEAR THAT ENDED ON DECEMBER 31, 2013	MGM	YES	FOR	FOR
				* ALLOCATION OF PROFIT	MGM	YES	FOR	FOR
				* ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS OF THE COMPANY AND THE CLASSIFICATION OF THEIR INDEPENDENCE	MGM	YES	FOR	FOR
				* DETERMINATION OF THE COMPENSATION FOR THE MEMBERS OF THE BOARD OF DIRECTORS	MGM	YES	FOR	FOR
				* DESIGNATION OF THE MEMBERS OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE	MGM	YES	FOR	FOR
				* DESIGNATION OF THE MEMBERS OF THE RISK POLICY COMMITTEE	MGM	YES	FOR	FOR

* REPORT FROM THE BOARD OF DIRECTORS REGARDING THE TRANSACTIONS THAT WERE CONDUCTED WITH THE SHARES OF THE COMPANY DURING 2013, AS WELL AS THE DETERMINATION OF THE MAXIMUM AMOUNT OF FUNDS THAT CAN BE ALLOCATED TO THE PURCHASE OF SHARES OF THE COMPANY FOR THE 2014 FISCALYEAR
					MGM	YES	FOR	FOR
				* DESIGNATION OF A DELEGATE OR DELEGATES TO FORMALIZE AND CARRY OUT, IF DEEMED APPROPRIATE, THE RESOLUTIONS THAT ARE PASSED BY THE GENERAL MEETING	MGM	YES	FOR	FOR
Mexichem	MEXCHEM	MX01ME050007	04/29/2014
* REPORT FROM THE GENERAL DIRECTOR AND, ON THE BASIS OF THIS REPORT, THE REPORT FROM THE BOARD OF DIRECTORS,FOR THE PURPOSES OF ARTICLE 28, PARTIV, LINE B, OF THE SECURITIES MARKET LAW AND ARTICLE 172 OF THE GENERAL MERCANTILE COMPANIES LAW, REGARDING THE OPERATIONS AND RESULTS FROM THE FISCAL YEAR THAT ENDED ON DECEMBER31, 2013, AND THE AUDITED INDIVIDUAL AND CONSOLIDATED FINANCIAL STATEMENTS OF THE COMPANY, WITH ITS SUBSIDIARIES,TO THAT DATE, AS WELL AS THE REPORT THAT IS REFERRED TO IN PART XIX OFARTICLE 76 OF THE INCOME TAX LAW
					MGM	YES	FOR	FOR
				* PRESENTATION OF THE ANNUAL REPORT FROM THE AUDIT AND CORPORATE PRACTICES COMMITTEE OF THE COMPANY	MGM	YES	FOR	FOR
				* PROPOSAL AND RESOLUTION REGARDING THE ALLOCATION OF THE RESULTS FOR THE FISCAL YEAR THAT ENDED ON DECEMBER 31, 2013	MGM	YES	FOR	FOR

* ELECTION AND OR RATIFICATION OF THE MEMBERS OF THE BOARD OF DIRECTORS,BOTH FULL AND ALTERNATE, THE SECRETARY AND VICE SECRETARY, AS WELL AS OF THE MEMBERS AND SECRETARY OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE OF THE COMPANY
					MGM	YES	FOR	FOR
				* DETERMINATION OF THE COMPENSATION FOR THE MEMBERS OF THE BOARD OF DIRECTORS, AS WELL AS FOR THE PERSONS WHO WILL MAKE UP THE AUDIT AND CORPORATE PRACTICES COMMITTEE OF THE COMPANY	MGM	YES	FOR	FOR
				* DETERMINATION OF THE MAXIMUM AMOUNT OF FUNDS THAT CAN BE ALLOCATED,DURING THE 2014 FISCAL YEAR, TO THE PURCHASE OF SHARES OF THE COMPANY	MGM	YES	FOR	FOR

* THE ANNUAL REPORT FROM THE BOARD OF DIRECTORS REGARDING THE ADOPTION OR MODIFICATION OF THE POLICIES REGARDING THE ACQUISITION OF SHARES OF THE COMPANY AND REGARDING THE RESOLUTIONS OF THAT CORPORATE BODY IN REGARD TO THE PURCHASE AND OR PLACEMENT OF SHARES OF THE COMPANY
					MGM	YES	FOR	FOR
				* DESIGNATION OF DELEGATES WHO WILL CARRY OUT AND FORMALIZE THE RESOLUTIONS THAT ARE PASSED BY THE GENERAL MEETING	MGM	YES	FOR	FOR
Empresa de Energia de	EEB	COE01PA00026	5/8/2014	* REPORT ON THE REGISTRATION AN DVERIFICATION OF ATTENDEES.VERIFICATION OF THE QUORUM	MGM	YES	FOR	FOR
Bogota				* APPOINTMENT OF A COMMITTEE TO DRAFT AND APPROVE THE GENERAL MEETING MINUTES	MGM	YES	FOR	FOR
				* APPOINTMENT OF THE CHAIRPERSON OF THE GENERAL MEETING	MGM	YES	FOR	FOR
				* CONSIDERATION OF THE ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS OF EMPRESA DE ENERGIA DE BOGOTA S.A.ESP	MGM	YES	FOR	FOR

*	Vote has not been submitted on time
**	There was a mistake when issue the vote. Should have been FOR instead of ABSTEIN

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 12, 2014

* Print the name and title of each signing officer under his or her signature.